Financial risk management and financial instruments, Carrying Values of Financial Liabilities with Fair Value Inputs (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Non-current [Abstract]
Total non-current liabilities		$ 5,664.7	$ 6,143.4
Current [Abstract]
Total current liabilities		1,860.9	1,788.3
Total liabilities		7,525.6	7,931.7	$ 8,018.5
Gross borrowings		4,608.0	4,733.2
Borrowings		4,548.4	4,640.3
Bank Loan Secured [Member]
Current [Abstract]
Gross borrowings		4,608.0	4,733.2	$ 4,775.0
FV OCI [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Non-current [Abstract]
Total non-current liabilities	[1]	$ 0.0
Fair value	[1]	Fair value Bank institutions
Current [Abstract]
Total current liabilities	[1]	$ 35.7
Fair value	[1]	Fair value Bank Institutions
FV OCI [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member] | Level 2 [Member]
Non-current [Abstract]
Total non-current liabilities	[1]		77.9
Current [Abstract]
Total current liabilities	[1]		0.0
Amortized Cost [Member] | Borrowings (Gross) [Member]
Non-current [Abstract]
Total non-current liabilities	[2]	$ 4,566.0	4,699.0
Fair value of financial liability	[2]	4,556.5
Current [Abstract]
Total current liabilities	[2]	42.0	34.2
Fair value of financial liability	[2]	41.9
Amortized Cost [Member] | Lease Obligations [Member]
Non-current [Abstract]
Total non-current liabilities		119.6	168.2
Current [Abstract]
Total current liabilities		74.9	82.2
Amortized Cost [Member] | Trade and Other Payables [Member]
Current [Abstract]
Total current liabilities		440.1	419.2
Financial Liabilities at Fair Value [Member]
Current [Abstract]
Total liabilities		$ 5,278.3	$ 5,480.7

[1]	Derivative interest rate swaps are measured at Fair Value through Other Comprehensive Income (“FV OCI”) as a result of hedge accounting. All interest rate swaps are in designated hedge relationships and there are no other derivative financial instruments held as Fair Value through Profit or Loss (“FVTPL”).
[2]	Borrowings have a carrying value (net of unamortised prepaid facility arrangement fees and original issue discount) of $4,548.4 million (2020: $4,640.3 million). Total borrowings (gross) are shown in this table as $4,608.0 million (2020: $4,733.2 million) for the fair value comparison.